Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Research and Development Expenses
Research and Development Expenses
6.	Research and Development Expenses

Research and development expenses consist of the following:

In € thousand	2020	2019
Personnel expenses	66,726	26,712
Professional services	8,448	2,472
Materials	8,253	5,012
Depreciation/amortization	2,829	1,404
Other research and development expenses	4,089	2,536
Total research and development expenses	90,345	38,136

Materials include various components used in development of the Lilium Jet. Personnel expenses mainly include salary, salary-related expenses and share-based payments recognized from the Group’s ESOP (note 20).